Long-Term Borrowings - Long-Term Borrowings (Details) - USD ($) $ in Thousands	Sep. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 04, 2020
Chang Hwa Bank [Member]
IFRS Statement [Line Items]
Unsecured borrowings	$ 20,000			$ 40,000
Debt instrument term	10 years
Long-term borrowings [member]
IFRS Statement [Line Items]
Unsecured borrowings		$ 52,500	$ 58,500
Debt Instrument Collateral Amounts		$ 67,810	$ 71,116